Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
May 31, 2024
BIO-NPRT1-0724
1.802156.120
Common Stocks - 99.1%
	Shares	Value ($)
Biotechnology - 91.7%
Biotechnology - 91.7%
4D Molecular Therapeutics, Inc. (a)	31,000	743,070
AbbVie, Inc.	3,334,399	537,638,498
Absci Corp. (a)(b)	223,200	939,672
AC Immune SA (a)(b)	27,202	126,489
Acelyrin, Inc.	154,662	637,207
Adverum Biotechnologies, Inc. (a)	647,887	5,131,265
Aerovate Therapeutics, Inc. (a)	209,976	3,664,081
Alector, Inc. (a)(b)	3,535,753	17,395,905
Allena Pharmaceuticals, Inc. (a)(c)	93,683	1
Allogene Therapeutics, Inc. (a)(b)	2,875,777	7,189,443
Alnylam Pharmaceuticals, Inc. (a)	692,370	102,768,479
ALX Oncology Holdings, Inc. (a)	939,049	9,982,091
Amgen, Inc.	1,272,550	389,209,418
Amicus Therapeutics, Inc. (a)	405,629	3,975,164
AnaptysBio, Inc. (a)	195,378	4,677,349
Annexon, Inc. (a)	308,844	1,491,717
Apellis Pharmaceuticals, Inc. (a)	1,283,379	50,372,626
Apogee Therapeutics, Inc.	392,132	17,896,904
Arcellx, Inc. (a)	1,269,090	65,992,680
Arcturus Therapeutics Holdings, Inc. (a)(b)	589,430	22,875,778
Arcus Biosciences, Inc. (a)(b)	2,394,962	36,092,077
Argenx SE ADR (a)	113,406	42,075,894
ArriVent Biopharma, Inc. (b)(d)	1,798,400	34,906,944
Arrowhead Pharmaceuticals, Inc. (a)	713,170	16,367,252
Ars Pharmaceuticals, Inc. (a)(b)	1,082,956	9,616,649
Ascendis Pharma A/S sponsored ADR (a)	659,409	89,086,156
Astria Therapeutics, Inc. (a)	413,156	3,912,587
Astria Therapeutics, Inc. warrants (a)	115,136	551,327
aTyr Pharma, Inc. (a)	2,258,063	3,906,449
Aura Biosciences, Inc. (a)(b)	229,592	1,687,501
Autolus Therapeutics PLC ADR (a)	454,133	1,902,817
Avidity Biosciences, Inc. (a)	833,702	22,393,236
AVROBIO, Inc. (c)(e)(f)	403,256	5,000,003
Axcella Health, Inc. (a)(c)	66,454	1
Beam Therapeutics, Inc. (a)(b)	528,150	12,580,533
BeiGene Ltd. ADR (a)	9,198	1,369,122
BeyondSpring, Inc. (a)(b)	464,467	1,221,548
BioCryst Pharmaceuticals, Inc. (a)(b)	1,787,181	11,545,189
Biogen, Inc. (a)	122,311	27,512,636
Biohaven Ltd. (a)(b)	1,812,012	63,601,621
Biomea Fusion, Inc. (a)(b)	392,129	4,125,197
BioXcel Therapeutics, Inc. (a)(b)	8,945	16,190
Blueprint Medicines Corp. (a)	639,952	67,553,333
Boundless Bio, Inc. (b)	23,700	216,144
BridgeBio Pharma, Inc. (f)	733,408	20,542,758
BridgeBio Pharma, Inc. (a)	688,696	19,290,375
Cargo Therapeutics, Inc.	236,900	4,501,100
Cartesian Therapeutics, Inc. (b)	509,159	17,678,000
Cartesian Therapeutics, Inc. rights (a)(c)	5,385,728	754,002
Celldex Therapeutics, Inc. (a)	829,064	27,607,831
Centessa Pharmaceuticals PLC ADR (a)(b)	2,787,194	24,053,484
Chinook Therapeutics, Inc. rights (a)(c)	115,821	1
Codiak Biosciences, Inc. (a)(b)(c)	448,539	4
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	46,000	0
Cogent Biosciences, Inc. (a)	1,126,094	9,020,013
Crinetics Pharmaceuticals, Inc. (a)	1,115,050	49,519,371
CRISPR Therapeutics AG (a)(b)	202,007	10,855,856
Cyclerion Therapeutics, Inc. (a)	41,864	111,777
Cyclerion Therapeutics, Inc. (a)(f)	4,740	12,656
Cytokinetics, Inc. (a)	381,052	18,484,833
Day One Biopharmaceuticals, Inc. (a)	909,332	12,066,836
Denali Therapeutics, Inc. (a)	200,069	3,713,281
Dianthus Therapeutics, Inc. (a)	236,393	5,108,453
Disc Medicine, Inc. (a)(b)	403,920	13,713,084
Disc Medicine, Inc. rights (a)(c)	1,555,907	16
Dyne Therapeutics, Inc. (a)	599,750	19,120,030
Entrada Therapeutics, Inc. (a)(b)	150,853	2,333,696
Exelixis, Inc. (a)	179,454	3,892,357
Foghorn Therapeutics, Inc. (a)(b)	907,441	5,290,381
Geron Corp. (a)	5,175,382	18,372,606
Geron Corp. warrants 12/31/25 (a)	2,100,000	2,226,000
Gilead Sciences, Inc.	1,393,204	89,541,221
Gossamer Bio, Inc. (a)(b)	7,914,394	4,669,492
Gritstone Bio, Inc. (a)(b)	1,285,109	994,289
Gritstone Bio, Inc. warrants (a)(c)	1,333,333	13
Ideaya Biosciences, Inc. (a)	1,050,257	38,386,893
Idorsia Ltd. (a)(b)	3,039,242	8,657,786
IGM Biosciences, Inc. (a)(b)	859,982	7,163,650
Immunocore Holdings PLC ADR (a)(b)	207,718	10,174,028
Immunome, Inc. (a)(b)	483,882	7,229,197
Immunovant, Inc. (a)	789,121	20,035,782
Inozyme Pharma, Inc. (a)(b)	2,471,087	11,910,639
Insmed, Inc. (a)	1,015,219	55,887,806
Intellia Therapeutics, Inc. (a)(b)	823,501	17,606,451
IO Biotech, Inc. (a)	314,600	374,374
Ionis Pharmaceuticals, Inc. (a)	830,577	31,204,778
Janux Therapeutics, Inc. (a)	366,399	19,602,347
Keros Therapeutics, Inc. (a)	388,529	18,210,354
Korro Bio, Inc. (f)	32,866	1,686,026
Korro Bio, Inc. (a)(b)	92,276	4,733,759
Krystal Biotech, Inc. (a)(d)	1,912,422	306,083,141
Kymera Therapeutics, Inc. (a)(b)	456,141	14,646,688
Legend Biotech Corp. ADR (a)	600,210	24,014,402
Lexicon Pharmaceuticals, Inc. (f)	4,608,300	7,834,110
Lexicon Pharmaceuticals, Inc. (a)(b)	167,910	285,447
Madrigal Pharmaceuticals, Inc. (a)(b)	91,124	21,519,844
MannKind Corp. (a)(b)	4,406,401	20,577,893
Merus BV (a)(b)	1,194,770	63,609,555
Moderna, Inc. (a)	759,751	108,302,505
Monte Rosa Therapeutics, Inc. (a)	1,082,720	4,460,806
Moonlake Immunotherapeutics Class A (a)(b)	179,741	7,308,269
Morphic Holding, Inc. (a)(b)	1,019,499	30,962,185
Natera, Inc. (a)	357,132	38,045,272
Nurix Therapeutics, Inc. (a)	13,046	205,475
Nuvalent, Inc. Class A (a)	234,474	15,386,184
Omega Therapeutics, Inc. (a)(b)	245,003	485,106
ORIC Pharmaceuticals, Inc. (a)	117,400	1,055,426
PepGen, Inc. (a)	387,728	6,331,598
Poseida Therapeutics, Inc. (a)	223,383	667,915
Praxis Precision Medicines, Inc. (a)	343,977	16,325,148
Protagonist Therapeutics, Inc. (a)	423,913	11,933,151
Prothena Corp. PLC (a)(b)	738,117	15,360,215
PTC Therapeutics, Inc. (a)	670,611	24,383,416
Rallybio Corp. (a)(b)	581,092	970,424
RAPT Therapeutics, Inc. (a)	802,700	3,218,827
Recursion Pharmaceuticals, Inc. Class A (a)(b)	149,900	1,241,172
Regeneron Pharmaceuticals, Inc. (a)	219,383	215,030,441
Regulus Therapeutics, Inc. (a)(b)	2,922,600	6,692,754
Replimune Group, Inc. (a)(b)	420,215	2,214,533
Revolution Medicines, Inc. (a)	618,698	23,714,694
Rhythm Pharmaceuticals, Inc. (a)(b)	15,603	556,715
Rocket Pharmaceuticals, Inc. (a)	532,936	11,362,196
Roivant Sciences Ltd. (a)(b)	3,422,619	35,458,333
Sage Therapeutics, Inc. (a)	1,259,552	13,993,623
Sana Biotechnology, Inc. (a)(b)	466,094	3,495,705
Sarepta Therapeutics, Inc. (a)	390,299	50,684,228
Scholar Rock Holding Corp. (a)(b)	1,632,599	15,330,105
Scholar Rock Holding Corp. warrants 12/31/25 (a)(f)	17,850	63,166
Sensorion SA (a)(d)	20,279,025	16,895,994
Seres Therapeutics, Inc. (a)(b)	854,347	854,347
Shattuck Labs, Inc. (a)	481,542	3,553,780
SpringWorks Therapeutics, Inc. (a)	492,509	20,419,423
Spyre Therapeutics, Inc. (a)	261,553	9,141,277
Stoke Therapeutics, Inc. (a)(b)	392,470	5,737,911
Summit Therapeutics, Inc. (a)(b)	4,488,329	38,981,137
Tango Therapeutics, Inc. (f)	466,637	3,229,128
Tango Therapeutics, Inc. (a)	310,288	2,147,193
Taysha Gene Therapies, Inc. (a)	7,692,583	26,385,560
Tenaya Therapeutics, Inc. (a)(b)	1,655,313	6,968,868
TG Therapeutics, Inc. (a)(b)	1,197,220	19,514,686
Twist Bioscience Corp. (a)(b)	166,525	6,977,398
Tyra Biosciences, Inc. (a)	76,100	1,234,342
Tyra Biosciences, Inc. (f)	115,296	1,870,101
Ultragenyx Pharmaceutical, Inc. (a)	726,130	29,146,858
United Therapeutics Corp. (a)	163,393	44,954,316
Vaxcyte, Inc. (a)	900,480	63,276,730
Vera Therapeutics, Inc. (a)	441,778	16,783,146
Vertex Pharmaceuticals, Inc. (a)	387,709	176,539,416
Viking Therapeutics, Inc. (a)	439,952	27,391,412
Viridian Therapeutics, Inc. (a)	1,005,738	12,018,569
Vor Biopharma, Inc. (a)(b)	955,917	1,290,488
Xenon Pharmaceuticals, Inc. (a)	539,634	20,543,866
Zealand Pharma A/S (a)	743,030	69,706,090
Zentalis Pharmaceuticals, Inc. (a)(b)	562,933	6,687,644
		4,092,346,276
Consumer Staples Distribution & Retail - 0.0%
Drug Retail - 0.0%
MedAvail Holdings, Inc. (a)	55	0
Financial Services - 0.9%
Diversified Financial Services - 0.9%
Bio AB Holdings LLC (c)(f)	1,954,526	36,881,906
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
Aradigm Corp. (a)(c)	148,009	1
Aradigm Corp. (a)(c)	11,945	0
Glaukos Corp. (a)	5,700	642,504
Novocure Ltd. (a)	11,113	244,597
		887,102
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Schrodinger, Inc. (a)(b)	398,001	8,564,982
Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
10X Genomics, Inc. (a)	172,200	3,860,724
Pharmaceuticals - 6.2%
Pharmaceuticals - 6.2%
Adimab LLC (a)(c)(f)(g)	1,954,526	10,554,440
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(c)	8,274,568	1,654,914
Alto Neuroscience, Inc. (b)	168,700	2,017,652
Arvinas Holding Co. LLC (a)	296,816	9,836,482
Atea Pharmaceuticals, Inc. (a)	958,300	3,516,961
Axsome Therapeutics, Inc. (a)(b)	137,403	10,089,502
Contineum Therapeutics, Inc. Class A	58,800	900,816
Corcept Therapeutics, Inc. (a)(b)	822,199	24,805,744
Edgewise Therapeutics, Inc. (a)	474,685	8,131,354
Enliven Therapeutics, Inc. (a)	500,038	11,285,858
Fulcrum Therapeutics, Inc. (a)	1,255,055	9,852,182
Galderma Group AG	82,220	6,709,570
GH Research PLC (a)(b)	255,924	3,605,969
Harmony Biosciences Holdings, Inc. (a)	91,925	2,702,595
Indivior PLC (a)	71,500	1,323,943
Intra-Cellular Therapies, Inc. (a)	133,799	8,996,645
Longboard Pharmaceuticals, Inc. (a)(b)(d)	1,778,489	33,560,087
Novo Nordisk A/S Series B sponsored ADR	51,700	6,993,976
Nuvation Bio, Inc. Class A (a)(b)	3,123,214	9,681,963
OptiNose, Inc. (a)	449,131	485,061
OptiNose, Inc. warrants (a)	91,712	15,870
Pharvaris BV (a)	112,407	2,131,237
Pliant Therapeutics, Inc. (a)	37,431	454,038
Structure Therapeutics, Inc. ADR (a)	227,004	7,763,537
UCB SA	546,274	76,626,273
Ventyx Biosciences, Inc. (a)	295,300	1,411,534
Verona Pharma PLC ADR (a)	719,601	8,685,584
Verrica Pharmaceuticals, Inc. (a)(b)	1,108,069	9,429,667
WAVE Life Sciences (a)	660,911	4,084,430
		277,307,884
TOTAL COMMON STOCKS (Cost $2,997,780,405)		4,419,848,874

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
Biotechnology - 0.8%
Biotechnology - 0.8%
ElevateBio LLC Series C (a)(c)(f)	216,600	662,796
National Resilience, Inc. Series B (a)(c)(f)	732,064	28,279,632
SalioGen Therapeutics, Inc. Series B (a)(c)(f)	94,461	6,315,662
		35,258,090
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Scorpion Therapeutics, Inc. Series B (a)(c)(f)	3,099,905	7,191,780
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(c)(f)	8,274,568	83
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,408,650)		42,449,953

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	12,561,804	12,564,317
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	246,906,088	246,930,778
TOTAL MONEY MARKET FUNDS (Cost $259,474,244)		259,495,095

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $3,285,663,299)	4,721,793,922
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(259,947,309)
NET ASSETS - 100.0%	4,461,846,613

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Affiliated company
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,124,247 or 2.9% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	7,898,551

Afferent Pharmaceuticals, Inc. Series C	7/01/15	0

AVROBIO, Inc.	1/30/24	5,000,003

Bio AB Holdings LLC	9/17/14 - 6/05/15	23,546,759

BridgeBio Pharma, Inc.	9/25/23	20,000,036

Cyclerion Therapeutics, Inc.	4/02/19	1,404,026

ElevateBio LLC Series C	3/09/21	908,637

Korro Bio, Inc.	7/14/23	1,854,573

Lexicon Pharmaceuticals, Inc.	3/11/24	10,000,011

National Resilience, Inc. Series B	12/01/20	9,999,994

SalioGen Therapeutics, Inc. Series B	12/10/21	10,000,019

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	7,500,000

Tango Therapeutics, Inc.	8/09/23	2,403,181

Tyra Biosciences, Inc.	2/02/24	1,500,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,016,519	195,135,179	199,587,199	102,515	(182)	-	12,564,317	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	286,197,060	398,007,584	437,273,866	1,704,340	5,760	(5,760)	246,930,778	1.0%
Total	303,213,579	593,142,763	636,861,065	1,806,855	5,578	(5,760)	259,495,095

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
ArriVent Biopharma, Inc.	38,737,536	-	-	-	-	(3,830,592)	34,906,944
Cartesian Therapeutics, Inc.	8,198,668	2,823,722	-	-	-	6,655,610	-
Cartesian Therapeutics, Inc. rights	700,145	-	-	-	-	53,857	-
Krystal Biotech, Inc.	316,567,405	-	12,316,047	-	6,863,547	(5,031,764)	306,083,141
Longboard Pharmaceuticals, Inc.	39,446,886	-	-	-	-	(5,886,799)	33,560,087
Regulus Therapeutics, Inc.	4,296,222	-	-	-	-	2,396,532	-
Sensorion SA	5,544,514	10,014,758	-	-	-	1,336,722	16,895,994
Taysha Gene Therapies, Inc.	34,737,254	-	8,539,593	-	5,569,396	(5,381,498)	-
Total	448,228,630	12,838,480	20,855,640	-	12,432,943	(9,687,932)	391,446,166

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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